UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03120

Exact name of registrant as specified in charter:	Delaware Group® Tax-Free Money Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2009

Item 1. Reports to Stockholders

Annual report

Delaware Tax-Free Money Fund

April 30, 2009

Fixed income mutual fund

Table of contents

Performance summary	1

Disclosure of Fund expenses	4

Sector allocation	6

Statement of net assets	7

Statement of operations	10

Statements of changes in net assets	11

Financial highlights	12

Notes to financial statements	16

Report of independent registered public accounting firm	23

Other Fund information	24

Board of trustees/directors and officers addendum	26

About the organization	34

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Performance summary
Delaware Tax-Free Money Fund	April 30, 2009

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value may fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Tax-Free Money Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

A rise or fall in interest rates can have a significant impact on a security’s price and yield, and the Fund’s yield.

Fund performance	Average annual total returns through April 30, 2009
	SEC 7-day yield	1 year	5 years	10 years	Lifetime
Class A
(Est. Sept. 17, 1981)	+0.47%	+0.88%	+1.87%	+1.68%	+3.13%
Consultant Class
(Est. March 15, 1988)	+0.47%	+0.88%	+1.87%	+1.68%	+3.11%
U.S. Consumer Price Index	n/a	-0.74%	+2.55%	+2.52%	+3.04%*
Lipper Tax-Exempt Money
Market Funds Average (108 funds)	n/a	+1.14%	+1.98%	+1.94%	+3.41%*

* Assumes a start date of Sept. 30, 1981.

The U.S. Consumer Price Index is a measure of inflation that is calculated by the U.S. Department of Labor, representing changes in prices of all goods and services purchased for consumption by urban households. You cannot invest directly in an index. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

The Lipper Tax-Exempt Money Market Funds Average represents the average return of money market funds with similar investment objectives tracked by Lipper.

The “Fund performance” chart does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

Past performance is not a guarantee of future results.

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Expense limitations were in effect for certain classes during the periods shown in the “Fund performance” chart. The current

Performance summary
Delaware Tax-Free Money Fund

expenses for each class are listed on the “Fund expense ratios” chart. Performance would have been lower had the expense limitation not been in effect.

The Fund offers Class A and Consultant Class shares. Total return for Consultant Class shares for periods prior to March 15, 1988, is based on the performance of Class A shares.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to waive all or a portion of its investment advisory fees and/or reimburse certain expenses to prevent annual fund operating expenses (excluding certain expenses identified in the prospectus) from exceeding 0.49% of the Fund’s average daily net assets. The contractual portion of this waiver is in effect from Sept. 1, 2008, through Aug. 31, 2009, and the voluntary portion of this waiver is in effect from Jan. 13, 2009, until the waiver is discontinued. Voluntary waivers may be discontinued at any time. Consultant Class shares have an annual distribution and service fee (12b-1 fee) of up to 0.30% of average daily net assets. However, the Board of Trustees for the Fund suspended 12b-1 plan payments effective June 1, 1990. These fees may be reinstated at any time. Please see the most recent prospectus for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Consultant Class
Total annual operating expenses
(without fee waivers)	1.01%	1.31%
Net expenses
(including fee waivers, if any)	0.49%	0.49%
Type of waiver	Contractual	Contractual
	and voluntary	and voluntary

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax that applies to certain investors. Capital gains, if any, are taxable.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in such a fund.

	Nasdaq symbols	CUSIPs
Class A	DTFXX	245911102
Consultant Class	n/a	245911201

Disclosure of Fund expenses
For the period November 1, 2008 to April 30, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008 to April 30, 2009.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Tax-Free Money Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/08	4/30/09	Expense Ratio	11/1/08 to 4/30/09*
Actual Fund return
Class A	$1,000.00	$1,001.10	0.59%	$2.93
Consultant Class	1,000.00	1,001.10	0.59%	2.93
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.87	0.59%	$2.96
Consultant Class	1,000.00	1,021.87	0.59%	2.96

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181/365 (to reflect the one-half year period).

Sector allocation
Delaware Tax-Free Money Fund	As of April 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Municipal Bonds	22.75%
Education Revenue Bonds	12.02%
Local General Obligation Bond	7.15%
State General Obligation Bond	3.58%
Variable Rate Demand Notes	72.41%
Corporate-Backed Revenue Bonds	26.89%
Education Revenue Bonds	20.63%
General Obligation Bonds	2.85%
Health Care Revenue Bonds	13.51%
Housing Revenue Bonds	8.53%
Commercial Paper	3.56%
Total Value of Securities	98.72%
Receivables and Other Assets Net of Liabilities	1.28%
Total Net Assets	100.00%

Statement of net assets
Delaware Tax-Free Money Fund	April 30, 2009

	Principal amount	Value
Municipal Bonds – 22.75%
Education Revenue Bonds – 12.02%
• Pennsylvania State Higher Educational Facilities
Authority Revenue (Association of Independent
Colleges & Universities) Series G-3 2.65% 11/1/09
(LOC, PNC Bank N.A.)	$1,000,000	$1,002,468
Texas Tech University Revenues Refunding &
Improvement-Financing 12th Series 4.00% 8/15/09	680,000	686,863
		1,689,331
Local General Obligation Bond – 7.15%
Clark County, Nevada School District Series C
5.00% 6/15/09 (FSA)	1,000,000	1,005,393
		1,005,393
State General Obligation Bond – 3.58%
Florida State Refunding Department of Transportation
(Right of Way) Series A 5.00% 7/1/09	500,000	503,378
		503,378
Total Municipal Bonds (cost $3,198,102)		3,198,102

•Variable Rate Demand Notes – 72.41%
Corporate-Backed Revenue Bonds – 26.89%
Allegheny County, Pennsylvania Industrial
Development Authority Revenue
(United Jewish Federation)
Series B 0.48% 10/1/25 (LOC, PNC Bank N.A.)	430,000	430,000
(Zoological Society)
Series A 0.58% 6/1/19 (LOC, PNC Bank N.A.)	400,000	400,000
Butler County, Pennsylvania Industrial Development
Authority Revenue Refunding (Wetterau Finance Co.
Project) 0.48% 12/1/14 (LOC, U.S. Bank N.A.)	1,000,000	1,000,000
Calcasieu Parish, Louisiana Public Trust Authority
Solid Waste Disposal Revenue (WPT Corp. Project)
0.75% 12/1/27 (AMT) (LOC, Bank of America N.A.)	1,000,000	1,000,000
Greeneville, Tennessee Industrial Development
Board Revenue Refunding (Pet Income Project)
0.73% 5/1/13 (LOC, BNP Paribas)	950,000	950,000
		3,780,000
Education Revenue Bonds – 20.63%
Houston, Texas Higher Education Finance Revenue
(Rice University Project) Series B 0.45% 5/15/48	600,000	600,000

Statement of net assets
Delaware Tax-Free Money Fund

	Principal amount	Value
•Variable Rate Demand Notes (continued)
Education Revenue Bonds (continued)
New York City, New York Industrial Development Agency
Civic Facility Revenue (New York Law School Project)
Series A 0.38% 7/1/36 (LOC, JP Morgan Chase Bank)	$500,000	$500,000
Ohio State Higher Educational Facility
Community Revenue (Kenyon College Project)
0.50% 11/1/35 (LOC, Northern Trust)	500,000	500,000
Pennsylvania State University
Series A 0.38% 4/1/31 (SPA, JPMorgan Chase Bank)	400,000	400,000
University of Missouri System Facility Revenues
Series B 0.45% 11/1/30	900,000	900,000
		2,900,000
General Obligation Bonds – 2.85%
Luzerne County, Pennsylvania
0.48% 11/1/14 (LOC, PNC Bank N.A.)	400,000	400,000
		400,000
Health Care Revenue Bonds – 13.51%
Allegheny County, Pennsylvania Hospital Development
Authority Revenue (Children’s Institute of Pittsburgh)
Series B 3.00% 6/1/35 (LOC, Citizens Bank of Pennsylvania)	1,200,000	1,200,000
Geisinger Authority, Pennsylvania Health System Revenue
0.40% 11/15/32 (SPA, Bank of America N.A.)	300,000	300,000
Harris County, Texas Cultural Education Facilities
Finance Revenue (Methodist Hospital)
Subseries C-4 0.35% 12/1/32	400,000	400,000
		1,900,000
Housing Revenue Bonds – 8.53%
California Statewide Communities Development
Authority Multifamily Housing Revenue Refunding
(IAC Project) Series W-2 0.65% 9/15/29 (AMT)
(LOC, Wells Fargo Bank N.A.)	600,000	600,000
Phoenix, Arizona Industrial Development Authority
Multifamily Housing Revenue Refunding (Sunrise
Vista Apartments) Series A 0.62% 6/1/31 (AMT)
(LOC, Wells Fargo Bank N.A.)	600,000	600,000
		1,200,000
Total Variable Rate Demand Notes (cost $10,180,000)		10,180,000

	Principal amount	Value
Commercial Paper – 3.56%
Massachusetts Health & Educational Facilities Authority
Revenue 0.45% 6/16/09	$500,000	$500,000
Total Commercial Paper (cost $500,000)		500,000

Total Value of Securities – 98.72%
(cost $13,878,102)©		13,878,102
Receivables and Other Assets
Net of Liabilities – 1.28%		179,473
Net Assets Applicable to 14,064,548
Shares Outstanding – 100.00%		$14,057,575

Net Asset Value – Delaware Tax-Free Money Fund
Class A ($13,495,884 / 13,502,721 Shares)		$1.00
Net Asset Value – Delaware Tax-Free Money Fund
Consultant Class ($561,691 / 561,827 Shares)		$1.00

Components of Net Assets at April 30, 2009:
Shares of beneficial interest (unlimited authorization – no par)		$14,064,560
Distributions in excess of net investment income		(7)
Accumulated net realized loss on investments		(6,978)
Total net assets		$14,057,575

•	Variable rate security. The rate shown is the rate as of April 30, 2009.
©	Also the cost for federal income tax purposes.

Summary of abbreviations:
AMT — Subject to Alternative Minimum Tax
FSA — Insured by Financial Security Assurance
IAC — Irvine Apartment Communities
LOC — Letter of Credit
SPA — Stand-by Purchase Agreement

See accompanying notes

Statement of operations
Delaware Tax-Free Money Fund	Year Ended April 30, 2009

Investment Income:
Interest		$266,211

Expenses:
Management fees	$79,039
Registration fees	47,506
Legal fees	19,195
Reports and statements to shareholders	14,554
Dividend disbursing and transfer agent fees and expenses	13,919
Audit and taxes	11,811
Accounting and administration expenses	7,026
Treasury Insurance Expense	4,634
Pricing fees	2,477
Trustees’ fees	1,196
Insurance fees	545
Custodian fees	388
Consulting fees	249
Dues and services	248
Trustees’ expenses	103	202,890
Less expenses waived		(92,850)
Less expense paid indirectly		(189)
Total operating expenses		109,851
Net Investment Income		156,360

Net Increase in Net Assets Resulting from Operations		$156,360

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free Money Fund

	Year Ended
	4/30/09	4/30/08
Increase (Decrease) in Net Assets from Operations:
Net investment income	$156,360	$503,474
Net realized loss on investments	—	(642)
Net increase in net assets resulting from operations	156,360	502,832

Dividends to Shareholders from:
Net investment income:
Class A	(152,712)	(492,315)
Consultant Class	(3,621)	(11,193)
	(156,333)	(503,508)

Capital Share Transactions:
Proceeds from shares sold:
Class A	11,612,265	8,029,061
Consultant Class	382,152	234,547

Net asset value of shares issued upon reinvestment
of dividends:
Class A	150,794	485,128
Consultant Class	3,461	10,666
	12,148,672	8,759,402
Cost of shares repurchased:
Class A	(14,479,174)	(13,225,349)
Consultant Class	(210,462)	(429,660)
	(14,689,636)	(13,655,009)
Decrease in net assets derived from capital share transactions	(2,540,964)	(4,895,607)
Net Decrease in Net Assets	(2,540,937)	(4,896,283)

Net Assets:
Beginning of year	16,598,512	21,494,795
End of year (including distributions in excess of
net investment income of $7 and $34, respectively)	$14,057,575	$16,598,512

See accompanying notes

Financial highlights
Delaware Tax-Free Money Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
4/30/09	4/30/08	4/30/07	4/30/06	4/30/05
$1.000	$1.000	$1.000	$1.000	$1.000

0.009	0.025	0.029	0.021	0.009
0.009	0.025	0.029	0.021	0.009

(0.009)	(0.025)	(0.029)	(0.021)	(0.009)
(0.009)	(0.025)	(0.029)	(0.021)	(0.009)

$1.000	$1.000	$1.000	$1.000	$1.000

0.88%	2.55%	2.90%	2.07%	0.94%

$13,496	$16,212	$20,924	$23,397	$26,314
0.62%	0.70%	0.75%	0.78%	0.72%

1.15%	1.01%	0.97%	0.88%	0.85%
0.89%	2.55%	2.85%	2.06%	0.92%

0.36%	2.24%	2.63%	1.96%	0.79%

Financial highlights
Delaware Tax-Free Money Fund Consultant Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
4/30/09	4/30/08	4/30/07	4/30/06	4/30/05
$1.000	$1.000	$1.000	$1.000	$1.000

0.009	0.025	0.029	0.021	0.009
0.009	0.025	0.029	0.021	0.009

(0.009)	(0.025)	(0.029)	(0.021)	(0.009)
(0.009)	(0.025)	(0.029)	(0.021)	(0.009)

$1.000	$1.000	$1.000	$1.000	$1.000

0.88%	2.55%	2.90%	2.07%	0.94%

$562	$387	$571	$568	$606
0.62%	0.70%	0.75%	0.78%	0.72%

1.15%	1.01%	0.97%	0.88%	0.85%
0.89%	2.55%	2.85%	2.06%	0.92%

0.36%	2.24%	2.63%	1.96%	0.79%

Notes to financial statements
Delaware Tax-Free Money Fund	April 30, 2009

Delaware Group® Tax-Free Money Fund (Trust) is organized as a Delaware statutory trust and offers one series, the Delaware Tax-Free Money Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A and Consultant Class shares. Neither class is subject to a sales charge.

The investment objective of the Fund is to seek a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

Effective September 1, 2008, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, non-routine expenses)) do not exceed 0.69% of average daily net assets of the Fund through August 31, 2009. Prior to September 1, 2008, DMC has contractually agreed to waive its management fee and reimburse the Fund to the extend necessary to ensure that total annual operating expenses do not exceed 0.72% of average daily net assets. In addition, effective January 13, 2009, DMC has agreed to voluntarily waive additional management fees so that the Fund’s annual operating expenses do not exceed 0.49% of the Fund’s average daily net assets. Prior to January 13, 2009, this additional waiver has been reduced according to the chart below.

Limitation	Effective Date
0.62%	2/15/08
0.69%	9/1/08
0.59%	12/4/08
0.49%	1/13/09

For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board of Trustees (Board) and DMC. These expense waivers may be discontinued at any time because they are voluntary, and apply only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the year ended April 30, 2009, the Fund was charged $878 for these services.

Notes to financial statements
Delaware Tax-Free Money Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Consultant Class shares. Effective June 1, 1990, distribution and service fee payments to DDLP were suspended but may be reinstated in the future. No distribution expenses are paid by Class A shares.

At April 30, 2009, the Fund had receivables due from or liabilities payable to affiliates as follows:

Receivable from DMC under expense limitation agreement	$6,692
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	(1,236)
Other expenses payable to DMC and affiliates*	(3,546)

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended April 30, 2009, the Fund was charged $1,401 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

Effective May 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of April 30, 2009:

Securities
Level 1	$—
Level 2	13,878,102
Level 3	—
Total	$13,878,102

There were no Level 3 securities at the beginning or end of the year.

4. Dividend and Distribution Information

Income distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends paid during the years ended April 30, 2009 and 2008 was as follows:

	Year Ended
	4/30/09	4/30/08
Tax-exempt income	$156,333	$498,563
Ordinary income	—	4,945
Total	$156,333	$503,508

5. Components of Net Assets on a Tax Basis

As of April 30, 2009, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$14,064,560
Distributions payable	(1,417)
Undistributed tax-exempt income	1,410
Capital loss carryforwards as of 4/30/09	(6,978)
Net assets	$14,057,575

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at April 30, 2009 will expire as follows: $6,978 expires in 2016.

Notes to financial statements
Delaware Tax-Free Money Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	4/30/09	4/30/08
Shares sold:
Class A	11,612,265	8,029,061
Consultant Class	382,152	234,547

Shares issued upon reinvestment of dividends:
Class A	150,783	485,128
Consultant Class	3,460	10,666
	12,148,660	8,759,402
Shares repurchased:
Class A	(14,479,174)	(13,225,349)
Consultant Class	(210,462)	(429,660)
	(14,689,636)	(13,655,009)
Net decrease	(2,540,976)	(4,895,607)

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008.

Effective as of November 18, 2008, the Fund along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009. The Fund had no amounts outstanding as of April 30, 2009, or at any time during the period then ended.

8. Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At April 30, 2009, 7.15% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the statement of net assets.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. The Fund may also invest in securities exempt from registration Under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. As of April 30, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Fund.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Other Information

The Fund is participating in the U.S. Treasury’s Temporary Guaranty Program for Money Market Funds (the Program).

The Program is designed to guarantee the share price of any publicly offered eligible money market mutual fund – whether retail or institutional – that applies for and pays a fee to participate in the Program. The Fund has extended its participation in the Program, which began September 18, 2008 and now continues through September 18, 2009.

The Program provides coverage to shareholders of record for amounts that they held in participating money market funds as of close of business on September 19, 2008. The coverage for these shareholders under the Program would be reduced by amounts redeemed from their accounts after September 19, 2008 that were not later reinvested. Investments of shareholders in a participating money market fund who were not shareholders of record as of September 19, 2008 and amounts initially invested after September 19, 2008 will not be covered by the Program.

Notes to financial statements
Delaware Tax-Free Money Fund

11. Tax information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended April 30, 2009, the Fund designates distributions paid during the year as follows:

(A) Tax-Exempt Distributions (Tax Basis)	100.00%
(B) Ordinary Income Distributions (Tax Basis)	—
Total Distributions (Tax Basis)	100.00%

(A) and (B) are based on a percentage of the Fund’s total distributions.

Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Delaware Group Tax-Free Money Fund — Delaware Tax-Free Money Fund

We have audited the accompanying statement of net assets of Delaware Tax-Free Money Fund (the sole series of Delaware Group Tax-Free Money Fund) (the “Fund”) as of April 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Tax-Free Money Fund series of Delaware Group Tax-Free Money Fund at April 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
June 17, 2009

Other Fund information
(Unaudited)
Delaware Tax-Free Money Fund

Fund management

Michael P. Buckley
Senior Vice President, Portfolio Manager, Director of Municipal Research
Michael P. Buckley is the head of the company’s municipal research operations and is portfolio manager for Delaware Tax-Free Money Fund. He is also responsible for sector analysis of cities/counties, land secured/special assessment, nursing care, continuing care retirement communities, workouts, and charter schools. Prior to joining Delaware Investments in 1996, he was vice president and municipal credit analyst for T. Rowe Price Associates for eight years. Before that, he was an assistant director for the Government Finance Research Center of the Government Finance Officers Association, where he managed the center’s financial advisory business. Buckley received a bachelor’s degree, cum laude, in environmental design from the University of Massachusetts at Amherst and a master’s degree in urban planning from the University of Oregon. He is also a member of the National Federation of Municipal Analysts and the Society of Municipal Analysts.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	83	Director
various executive capacities		Kaydon Corp.
at different times at
Delaware Investments.[2]		Board of Governors Member
Investment Company
Institute (ICI)
(2007–Present)

Member of Investment Committee
Cradle of Liberty Council, BSA
(November 2007–Present)

Finance Committee Member
St. John Vianney
Roman Catholic Church
(2007–Present)

Private Investor	83	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
(April 2007–Present)
Investment Manager
Morgan Stanley & Co.		Chairman of
(January 1984–March 2004)		Investment Committee
Pennsylvania Academy of
Fine Arts (2007–Present)
Trustee (2004–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas L. Bennett
(continued)

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Thomas F. Madison	Trustee	Since May 1997[3]
2005 Market Street
Philadelphia, PA 19103
February 1936

3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

		Investment Committee and
		Governance Committee
		Member
		Pennsylvania Horticultural
		Society
		(February 2006–Present)

President	83	Director
Franklin & Marshall College		Community Health Systems
(June 2002–Present)

Executive Vice President
University of Pennsylvania
(April 1995–June 2002)

Founder and	83	None
Managing Director
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	83	None
Assurant, Inc. (Insurance)
(2002–2004)

Consultant	83	None
ARL Associates
(Financial Planning)
(1983–Present)

President and	83	Director and Chair of
Chief Executive Officer		Compensation Committee,
MLM Partners, Inc.		Governance Committee
(Small Business Investing		Member
and Consulting)		CenterPoint Energy
(January 1993–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas F. Madison
(continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

		Lead Director and Chair of
		Audit and Governance
		Committees, Member of
		Compensation Committee
		Digital River, Inc.

		Director and Chair of
		Governance Committee,
		Audit Committee
		Member
		Rimage Corporation

		Director and Chair of
		the Compensation Committee
		Spanlink Communications

		Lead Director and Chair of
		Compensation and
		Governance Committees
		Valmont Industries, Inc.

Vice President and Treasurer	83	None
(January 2006–Present)
Vice President — Mergers & Acquisitions
(January 2003–January 2006), and
Vice President
(July 1995–January 2003)
3M Corporation

Founder	83	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)

Founder
Sutton Asset Management
(Hedge Fund)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 25, 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	83	None[4]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	83	None[4]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	83	None[4]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	83	None[4]
various executive capacities
at different times at
Delaware Investments.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

This annual report is for the information of Delaware Tax-Free Money Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Money Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on Delaware Investments’ internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that each member of the registrant’s Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

     An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett 1
     John A. Fry
     Thomas F. Madison
     J. Richard Zecher

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $9,900 for the fiscal year ended April 30, 2009.

_______________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers. The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $10,000 for the fiscal year ended April 30, 2008.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended April 30, 2009.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended April 30, 2009. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended April 30, 2008.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended April 30, 2008. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $1,950 for the fiscal year ended April 30, 2009. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns, review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended April 30, 2009.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $1,950 for the fiscal year ended April 30, 2008. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns, review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended April 30, 2008.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended April 30, 2009.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended April 30, 2009.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended April 30, 2008.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended April 30, 2008.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate

Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate

Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate

U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund

Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $253,952 and $256,312 for the registrant’s fiscal years ended April 30, 2009 and April 30, 2008, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® TAX-FREE MONEY FUND

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 2, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 2, 2009

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 2, 2009